LADENBURG INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 94.7%
	EQUITY - 23.3%
4,390	iShares Core MSCI Emerging Markets ETF	$ 282,540
8,748	Schwab U.S. Large-Cap Growth ETF	1,135,315
15,692	Schwab U.S. Large-Cap Value ETF	1,024,374
2,873	Schwab US Small-Cap ETF	286,352
1,320	Vanguard Mid-Cap Growth ETF	283,259
2,178	Vanguard Mid-Cap Value ETF	293,747
		3,305,587
	FIXED INCOME - 71.4%
11,112	iShares Core U.S. Aggregate Bond ETF	1,264,879
23,215	iShares Trust iShares 1-5 Year Investment Grade	1,269,396
81,540	SPDR Doubleline Total Return Tactical ETF	3,931,044
28,406	Vanguard Intermediate-Term Bond ETF	2,520,465
13,713	Vanguard Short-Term Bond ETF	1,127,071
		10,112,855

	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,729,659)	13,418,442

Shares		Fair Value
	OPEN END FUNDS — 3.1%
	ALTERNATIVE - 3.1%
17,297	JPMorgan Hedged Equity Fund, Class I	432,783

	TOTAL OPEN END FUNDS (Cost $350,903)	432,783

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.2%
	MONEY MARKET FUNDS - 2.2%
317,763	Goldman Sachs Financial Square Government Fund, Class FST, 0.04% (Cost $317,763)(a)	317,763

	TOTAL INVESTMENTS - 100.0% (Cost $13,398,325)	$ 14,168,988
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	2,847
	NET ASSETS - 100.0%	$ 14,171,835

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

See accompanying notes which are an integral part of this schedule of investments.

LADENBURG INCOME & GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 95.0%
	EQUITY - 42.4%
18,590	iShares Core MSCI Emerging Markets ETF	$ 1,196,452
64,881	Schwab U.S. Large-Cap Growth ETF	8,420,257
121,130	Schwab U.S. Large-Cap Value ETF	7,907,366
12,051	Schwab US Small-Cap ETF	1,201,123
16,865	Vanguard Mid-Cap Growth ETF	3,619,060
23,272	Vanguard Mid-Cap Value ETF	3,138,695
		25,482,953
	FIXED INCOME - 52.6%
52,408	iShares Core U.S. Aggregate Bond ETF	5,965,603
32,701	iShares Trust iShares 1-5 Year Investment Grade	1,788,091
247,424	SPDR Doubleline Total Return Tactical ETF	11,928,311
73,736	Vanguard Intermediate-Term Bond ETF	6,542,595
65,262	Vanguard Short-Term Bond ETF	5,363,884
		31,588,484

	TOTAL EXCHANGE-TRADED FUNDS (Cost $50,535,032)	57,071,437

Shares		Fair Value
	OPEN END FUNDS — 4.0%
	ALTERNATIVE - 4.0%
97,087	JPMorgan Hedged Equity Fund, Class I	2,429,118

	TOTAL OPEN END FUNDS (Cost $1,966,050)	2,429,118

	TOTAL INVESTMENTS - 99.0% (Cost $52,501,082)	$ 59,500,555
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%	588,279
	NET ASSETS - 100.0%	$ 60,088,834

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

See accompanying notes which are an integral part of this schedule of investments.

LADENBURG GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 95.3%
	EQUITY - 63.3%
52,892	iShares Core MSCI Emerging Markets ETF	$ 3,404,129
91,487	KraneShares Emerging Markets Consumer Technology	2,944,052
270,915	Schwab U.S. Large-Cap Growth ETF	35,159,348
497,199	Schwab U.S. Large-Cap Value ETF	32,457,151
66,315	Schwab US Small-Cap ETF	6,609,616
53,771	Vanguard Mid-Cap Growth ETF	11,538,719
95,390	Vanguard Mid-Cap Value ETF	12,865,249
		104,978,264
	FIXED INCOME - 32.0%
129,260	iShares Core U.S. Aggregate Bond ETF	14,713,666
265,311	SPDR Doubleline Total Return Tactical ETF	12,790,643
123,755	Vanguard Intermediate-Term Bond ETF	10,980,781
177,494	Vanguard Short-Term Bond ETF	14,588,232
		53,073,322

	TOTAL EXCHANGE-TRADED FUNDS (Cost $132,100,056)	158,051,586

Shares		Fair Value
	OPEN END FUNDS — 4.0%
	ALTERNATIVE - 4.0%
268,025	JPMorgan Hedged Equity Fund, Class I	6,705,974

	TOTAL OPEN END FUNDS (Cost $5,495,511)	6,705,974

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.8%
	MONEY MARKET FUNDS - 0.8%
1,278,480	Goldman Sachs Financial Square Government Fund, Class FST, 0.04% (Cost $1,278,480)(a)	1,278,480

	TOTAL INVESTMENTS - 100.1% (Cost $138,874,047)	$ 166,036,040
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(93,440)
	NET ASSETS - 100.0%	$ 165,942,600

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

See accompanying notes which are an integral part of this schedule of investments.

LADENBURG GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 94.8%
	EQUITY - 81.1%
45,972	iShares Core MSCI Emerging Markets ETF	$ 2,958,758
82,215	KraneShares Emerging Markets Consumer Technology	2,645,679
200,983	Schwab U.S. Large-Cap Growth ETF	26,083,573
360,382	Schwab U.S. Large-Cap Value ETF	23,525,737
69,430	Schwab US Small-Cap ETF	6,920,088
50,996	Vanguard Mid-Cap Growth ETF	10,943,232
60,547	Vanguard Mid-Cap Value ETF	8,165,974
		81,243,041
	FIXED INCOME - 13.7%
51,675	iShares Core U.S. Aggregate Bond ETF	5,882,165
40,688	SPDR Doubleline Total Return Tactical ETF	1,961,568
71,969	Vanguard Short-Term Bond ETF	5,915,133
		13,758,866

	TOTAL EXCHANGE-TRADED FUNDS (Cost $74,000,465)	95,001,907

Shares		Fair Value
	OPEN END FUNDS — 4.0%
	ALTERNATIVE - 4.0%
160,782	JPMorgan Hedged Equity Fund, Class I	4,022,765

	TOTAL OPEN END FUNDS (Cost $3,330,330)	4,022,765

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.2%
	MONEY MARKET FUNDS - 1.2%
1,178,323	Goldman Sachs Financial Square Government Fund, Class FST, 0.04% (Cost $1,178,323)(a)	1,178,323

	TOTAL INVESTMENTS - 100.0% (Cost $78,509,118)	$ 100,202,995
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%	(40,904)
	NET ASSETS - 100.0%	$ 100,162,091

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

See accompanying notes which are an integral part of this schedule of investments.

LADENBURG AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 93.7%
	EQUITY - 89.8%
23,021	iShares Core MSCI Emerging Markets ETF	$ 1,481,632
44,742	KraneShares Emerging Markets Consumer Technology	1,439,798
79,765	Schwab U.S. Large-Cap Growth ETF	10,351,902
132,595	Schwab U.S. Large-Cap Value ETF	8,655,802
37,594	Schwab US Small-Cap ETF	3,746,994
22,436	Vanguard Mid-Cap Growth ETF	4,814,541
22,658	Vanguard Mid-Cap Value ETF	3,055,884
		33,546,553
	FIXED INCOME - 3.9%
12,887	iShares Core U.S. Aggregate Bond ETF	1,466,927

	TOTAL EXCHANGE-TRADED FUNDS (Cost $26,698,886)	35,013,480

Shares		Fair Value
	OPEN END FUNDS — 4.0%
	ALTERNATIVE - 4.0%
59,231	JPMorgan Hedged Equity Fund, Class I	1,481,967

	TOTAL OPEN END FUNDS (Cost $1,255,797)	1,481,967

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.3%
	MONEY MARKET FUNDS - 2.3%
852,544	Goldman Sachs Financial Square Government Fund, Class FST, 0.04% (Cost $852,544)(a)	852,544

	TOTAL INVESTMENTS - 100.0% (Cost $28,807,227)	$ 37,347,991
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%	(1,445)
	NET ASSETS - 100.0%	$ 37,346,546

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

See accompanying notes which are an integral part of this schedule of investments.

Ladenburg Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2021

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  Short-term investments that mature in 60 days or less may be valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds. The shares of many closed-end investments companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “Significant Event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto;

(v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2021 for each Fund’s investments measured at fair value:

Ladenburg Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 432,783	$ -	$ -	$ 432,783
Exchange Traded Fund	13,418,442	-	-	13,418,442
Short-Term Investment	317,763	-	-	317,763
Total	$ 14,168,988	$ -	$ -	$ 14,168,988

Ladenburg Income & Growth Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 2,429,118	$ -	$ -	$ 2,429,118
Exchange Traded Funds	57,071,437	-	-	57,071,437
Total	$ 59,500,555	$ -	$ -	$ 59,500,555

Ladenburg Growth & Income
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 6,705,974	$ -	$ -	$ 6,705,974
Exchange Traded Fund	158,051,586	-	-	158,051,586
Short-Term Investment	1,278,480	-	-	1,278,480
Total	$ 166,036,040	$ -	$ -	$ 166,036,040

Ladenburg Growth Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 4,022,765	$ -	$ -	$ 4,022,765
Exchange Traded Fund	95,001,907	-	-	95,001,907
Short-Term Investment	1,178,323	-	-	1,178,323
Total	$ 100,202,995	$ -	$ -	$ 100,202,995

Ladenburg Aggressive Growth Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 1,481,967	$ -	$ -	$ 1,481,967
Exchange Traded Fund	35,013,480	-	-	35,013,480
Short-Term Investment	852,544	-	-	852,544
Total	$ 37,347,991	$ -	$ -	$ 37,347,991

* Refer to the Portfolio of Investments for industry classification.
The Funds did not hold any Level 2 or Level 3 securities during the period. The Funds did not hold any Level 2 or Level 3 securities during the period.
There were no transfers in to or out of levels during the current period presented. It is the Funds’ policy to record transfers between any level at the end of the reporting period.

Aggregate cost for federal tax purposes along with gross unrealized appreciation and depreciation is as follows:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Ladenburg Income Fund	$ 13,425,071	$ 837,899	$ (93,982)	$ 743,917
Ladenburg Income & Growth Fund	52,521,871	7,343,661	(364,977)	6,978,684
Ladenburg Growth & Income Fund	138,914,853	28,133,236	(1,012,049)	27,121,187
Ladenburg Growth Fund	78,530,506	22,228,440	(555,951)	21,672,489
Ladenburg Aggressive Growth Fund	28,853,295	8,692,527	(197,831)	8,494,696